FAIR VALUE DISCLOSURES, Part 1 (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum		$ 250
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum		250
Assets [Abstract]
Trading securities		148	$ 203
Securities available for sale		585,484	533,178
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		47,512	35,006
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		196,056	257,558
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,028	33,728
Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		4,903	6,013
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		116,904	32,353
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		144,984	143,415
Corporate [Member]
Assets [Abstract]
Securities available for sale		38,614	22,664
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,483	2,441
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		148	203
Loans held for sale		27,866	23,662
Derivatives	[1]	1,238	619
Liabilities [Abstract]
Derivatives	[2]	619	366
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		47,512	35,006
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		196,056	257,558
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,028	33,728
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		4,903	6,013
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		116,904	32,353
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		144,984	143,415
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		38,614	22,664
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,483	2,441
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	8,481	9,197
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	711	869
Land, land development & construction - real estate	[4]	40	354
Commercial and industrial	[4]	1,257	2,601
Mortgage [Abstract]
1-4 Family	[4]	421	1,306
Resort Lending	[4]	129
Commercial [Abstract]
Income producing - real estate	[4]	711	869
Land, land development & construction - real estate	[4]	40	354
Commercial and industrial	[4]	1,257	2,601
Mortgage [Abstract]
1-4 Family	[4]	421	1,306
Resort Lending	[4]	129
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5]		479
Land, land development & construction - real estate	[5]	639	737
Commercial and industrial	[5]	165
Mortgage [Abstract]
1-4 Family	[5]	26	102
Resort Lending	[5]	107	575
Commercial [Abstract]
Income producing - real estate	[5]		479
Land, land development & construction - real estate	[5]	639	737
Commercial and industrial	[5]	165
Mortgage [Abstract]
1-4 Family	[5]	26	102
Resort Lending	[5]	107	575
Home Equity Mortgage 1st Lien Fair Value Disclosure	[5]	14
Installment [Abstract]
Home equity - 1st lien	[5]	36	13
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities		148	203
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		148	203
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0
Resort Lending	[4]	0
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0
Resort Lending	[4]	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5]		0
Land, land development & construction - real estate	[5]	0	0
Commercial and industrial	[5]	0
Mortgage [Abstract]
1-4 Family	[5]	0	0
Resort Lending	[5]	0	0
Commercial [Abstract]
Income producing - real estate	[5]		0
Land, land development & construction - real estate	[5]	0	0
Commercial and industrial	[5]	0
Mortgage [Abstract]
1-4 Family	[5]	0	0
Resort Lending	[5]	0	0
Home Equity Mortgage 1st Lien Fair Value Disclosure	[5]	0
Installment [Abstract]
Home equity - 1st lien	[5]	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		585,484	533,178
Derivatives		1,238	619
Liabilities [Abstract]
Derivatives		619	366
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		27,866	23,662
Derivatives	[1]	1,238	619
Liabilities [Abstract]
Derivatives	[2]	619	366
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		47,512	35,006
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		196,056	257,558
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,028	33,728
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		4,903	6,013
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		116,904	32,353
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		144,984	143,415
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		38,614	22,664
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,483	2,441
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	0	0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0
Resort Lending	[4]	0
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0
Resort Lending	[4]	0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5]		0
Land, land development & construction - real estate	[5]	0	0
Commercial and industrial	[5]	0
Mortgage [Abstract]
1-4 Family	[5]	0	0
Resort Lending	[5]	0	0
Commercial [Abstract]
Income producing - real estate	[5]		0
Land, land development & construction - real estate	[5]	0	0
Commercial and industrial	[5]	0
Mortgage [Abstract]
1-4 Family	[5]	0	0
Resort Lending	[5]	0	0
Home Equity Mortgage 1st Lien Fair Value Disclosure	[5]	0
Installment [Abstract]
Home equity - 1st lien	[5]	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		8,481	9,197
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	8,481	9,197
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	711	869
Land, land development & construction - real estate	[4]	40	354
Commercial and industrial	[4]	1,257	2,601
Mortgage [Abstract]
1-4 Family	[4]	421	1,306
Resort Lending	[4]	129
Commercial [Abstract]
Income producing - real estate	[4]	711	869
Land, land development & construction - real estate	[4]	40	354
Commercial and industrial	[4]	1,257	2,601
Mortgage [Abstract]
1-4 Family	[4]	421	1,306
Resort Lending	[4]	129
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5]		479
Land, land development & construction - real estate	[5]	639	737
Commercial and industrial	[5]	165
Mortgage [Abstract]
1-4 Family	[5]	26	102
Resort Lending	[5]	107	575
Commercial [Abstract]
Income producing - real estate	[5]		479
Land, land development & construction - real estate	[5]	639	737
Commercial and industrial	[5]	165
Mortgage [Abstract]
1-4 Family	[5]	26	102
Resort Lending	[5]	107	575
Home Equity Mortgage 1st Lien Fair Value Disclosure	[5]	14
Installment [Abstract]
Home equity - 1st lien	[5]	$ 36	$ 13

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.